Segment Information (Details) - Schedule of Key Revenues Streams - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	¥ 3,301,418	¥ 2,679,059	¥ 1,735,404
Insurance transaction services income [Member]
Disaggregation of Revenue [Line Items]
Total	3,275,182	2,617,185	1,699,433
SaaS and technical service income [Member]
Disaggregation of Revenue [Line Items]
Total	25,051	61,863	30,435
Others [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 1,185	¥ 11	¥ 5,536